Plant and Equipment (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Plant And Equipment Details Narrative Abstract
Depreciation	$ 2,810	$ 12,006	$ 42,018	$ 41,219
Impairment of fixed assets	$ 0	$ 0	$ 19,549	$ 0